LONG-TERM BANK LOANS (Details Textual) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2008 2008 Loans [Member]	Dec. 31, 2011 2011 Loans [Member]
Debt Instrument, Face Amount			$ 30,000	$ 23,750
Compensating Bank Deposit	9,922	13,456
Compensating Bank Deposit Included in Short-term Deposit	4,343	4,205
Compensating Bank Deposit Included in Long-term Deposit	$ 5,579	$ 9,251